MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2025 (Unaudited)

Mutual Funds (98.4%)	Shares	Value

Thornburg Global Opportunities Class I	18,767	$ 727,788
GQG Partners Emerging Markets Equity Class I	39,727	655,092
Driehaus Emerging Markets Small Cap Growth	31,683	654,569
State Street Hedged International Developed Equity Index Class K	4,776	600,434
Goldman Sachs GQG Partners Intl Opportunities Investor Class	28,242	595,345
WCM Focused International Growth Class I	25,304	578,967
Schwab Fundamental International Equity Index	44,749	504,321
Third Avenue Value Class I	8,459	502,274
Vanguard Industrials Index Admiral Class	3,880	493,226
Hartford International Value Class I	24,426	486,324
MFS International Equity Class R6	12,810	461,791
Vanguard Materials Index Admiral Class	4,499	432,757
Matthews Emerging Markets Small Companies Class I	18,167	410,038
Fidelity Select Industrials Portfolio	6,111	240,284

Total Mutual Funds (Cost $ 6,895,525)		7,343,210

Short-Term Securities (1.4%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 101,786)		101,786

Total Short-term Securities		101,786

Total Investments in Securities (Cost $ 6,997,311) (99.8%)		7,444,996

Net Other Assets and Liabilities (0.2%)		14,737

Net Assets (100%)		$ 7,459,733

As of March 31, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,895,525
Unrealized appreciation	594,652
Unrealized depreciation	146,967
Net unrealized appreciation	447,685

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

March 31, 2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,343,210	-	-	$ 7,343,210
Short Term Investments	101,786	-	-	101,786
Total Investments in Securities	$ 7,444,996	-	-	$ 7,444,996

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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